FINANCIAL INSTRUMENTS AND RISKS (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investment securities	R$ 1,667.4	R$ 1,170.5
Derivatives assets at fair value through profit and loss	28.6	2.7
Derivatives – operational hedges	749.5	1,215.9
Total	2,445.5	2,389.1
Obligations related to the acquisition of a non-controlling interest	1,154.2	1,184.2
Other liabilities		300.5
Derivatives liabilities at fair value through profit and loss	16.6
Derivatives – operational hedges	908.8	211.4
Total	2,079.6	1,696.1
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investment securities	1,667.4	1,170.5
Derivatives assets at fair value through profit and loss	7.9	2.7
Derivatives – operational hedges	164.3	21.3
Total	1,839.6	1,194.5
Obligations related to the acquisition of a non-controlling interest
Other liabilities
Derivatives liabilities at fair value through profit and loss
Derivatives – operational hedges	98.0	52.2
Total	98.0	52.2
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investment securities
Derivatives assets at fair value through profit and loss	20.7
Derivatives – operational hedges	585.2	1,194.6
Total	605.9	1,194.6
Obligations related to the acquisition of a non-controlling interest
Other liabilities
Derivatives liabilities at fair value through profit and loss	16.6
Derivatives – operational hedges	810.8	159.2
Total	827.4	159.2
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investment securities
Derivatives assets at fair value through profit and loss
Derivatives – operational hedges
Total
Obligations related to the acquisition of a non-controlling interest	1,154.2	1,184.2
Other liabilities		300.5
Derivatives liabilities at fair value through profit and loss
Derivatives – operational hedges
Total	R$ 1,154.2	R$ 1,484.7